Condensed Consolidated Balance Sheets (Parenthetical) 10-Q - $ / shares	Jun. 30, 2026	May 07, 2026	Dec. 31, 2025	Apr. 01, 2025	Dec. 31, 2024	Mar. 26, 2024	Nov. 30, 2023	Oct. 31, 2023	Feb. 17, 2023
Common stock, par value (in dollars per share)			$ 0.0001		$ 0.0001	$ 0.00001	$ 0.00001	$ 1	$ 1
Common stock, shares authorized (in shares)			126,315,883		105,990,111	105,990,111			760
Common stock, shares issued (in shares)			107,999,991		95,628,414
Common stock, shares outstanding (in shares)			107,999,991		95,628,414		10,000,000	760
Common Class A [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	310,000,000	310,000,000	126,315,883	126,315,883
Common stock, shares issued (in shares)	128,972,162		107,999,991
Common stock, shares outstanding (in shares)	128,972,162		107,999,991
Common Class B [Member]
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	330,000,000	330,000,000	330,000,000
Common stock, shares issued (in shares)	258,837,933		0
Common stock, shares outstanding (in shares)	258,837,933		0